CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development grants and participations	$ 3,160	$ 2,625	$ 5,050